Retirement Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Weighted-average asset allocations by asset category of the U.S. and U.K. Pension Plans
Weighted-average asset allocations by asset category of the U.S. and U.K. Pension Plans as of December 31, 2016 are as follows:

Asset Category	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents	$663	$663	$—	$—
Mutual Funds:
U.S. Large-Cap	9,803	9,803	—	—
U.S. Small-Cap	2,584	2,584	—	—
International Equities	2,244	2,244	—	—
Fixed-Income Domestic	4,564	4,564	—	—
Collective Investment Funds	26,531	—	26,531	—
Investment Account held by Pension Plan (1)	9,562	—	—	9,562
Total	$55,951	$19,858	$26,531	$9,562

(1)	This category is comprised of investments in insurance contracts.
Weighted-average asset allocations by asset category of the U.S. and U.K. Pension Plans as of December 31, 2015 are as follows:

Asset Category	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents	$954	$954	$—	$—
Mutual Funds:
U.S. Large-Cap	9,194	9,194	—	—
U.S. Small-Cap	2,258	2,258	—	—
International Equities	2,206	2,206	—	—
Fixed-Income Domestic	32,589	32,589	—	—
Investment Account held by Pension Plan (1)	10,691	—	—	10,691
Total	$57,892	$47,201	$—	$10,691

(1)	This category is comprised of investments in insurance contracts.

Reconciliation of beginning and ending balances of Level 3 plan assets
A reconciliation of the beginning and ending balances of the Level 3 investments of our U.K. Pension Plan during the years ended are as follows:

	2016	2015
Fair value at beginning of year	$10,691	$9,989
Purchases, sales, issuances and settlements, net	7	52
Net gain	674	1,232
Foreign currency	(1,810)	(582)
Fair value at end of year	$9,562	$10,691

Weighted-average assumptions used to determine benefit obligations and net periodic benefit costs
Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Postretirement Medical Benefits
	2016	2015	2016	2015	2016	2015
Discount rate	3.92%	4.08%	2.64%	3.59%	3.58%	3.70%
Rate of compensation increase	3.00%	3.00%	3.50%	3.50%	—	—
Weighted-average assumptions used to determine net periodic benefit costs as of December 31 are as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Postretirement Medical Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Discount rate	4.08%	3.76%	4.63%	3.59%	3.38%	4.33%	3.70%	3.39%	4.10%
Expected long-term rate of return on plan assets	5.20%	5.20%	5.70%	4.60%	4.40%	5.60%	—	—	—
Rate of compensation increase	3.00%	3.00%	3.00%	3.50%	3.50%	4.50%	—	—	—

Accumulated benefit obligations for all defined benefit plans	The accumulated benefit obligations as of December 31, for all defined benefit plans are as follows:

	2016	2015
U.S. Pension Plans	$40,961	$41,537
U.K. Pension Plan	10,067	9,720
German Pension Plan	871	870

Plans with accumulated benefit obligation in excess of plan assets
Information for our plans with an accumulated benefit obligation in excess of plan assets as of December 31 is as follows:

	2016	2015
Accumulated benefit obligation	$12,597	$2,616
Fair value of plan assets	9,562	—

Plans with projected benefit obligations in excess of plan assets
Information for our plans with a projected benefit obligation in excess of plan assets as of December 31 is as follows:

	2016	2015
Projected benefit obligation	$12,794	$2,616
Fair value of plan assets	9,562	—

Assumed healthcare cost trend rates
Assumed healthcare cost trend rates as of December 31 are as follows:

	2016	2015
Healthcare cost trend rate assumption for the next year	6.56%	6.76%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2031	2031

Effect of one-percentage-point change in assumed healthcare cost trends
To illustrate, a one-percentage-point change in assumed healthcare cost trends would have the following effects:

	1-Percentage- Point Decrease	1-Percentage- Point Increase
Effect on total of service and interest cost components	$(35)	$39
Effect on postretirement benefit obligation	$(751)	$850

Changes in benefit obligations and plan assets and funded status
Summaries related to changes in benefit obligations and plan assets and to the funded status of our defined benefit and postretirement medical benefit plans are as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Postretirement Medical Benefits
	2016	2015	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$41,774	$47,027	$10,883	$12,014	$11,144	$13,292
Service cost	354	480	103	153	76	96
Interest cost	1,659	1,711	358	396	396	393
Plan participants' contributions	—	—	14	20	—	—
Actuarial loss (gain)	690	(3,352)	1,939	(718)	6	(1,618)
Foreign exchange	—	—	(1,852)	(681)	—	—
Benefits paid	(3,516)	(1,944)	(309)	(301)	(1,082)	(1,019)
Settlement	—	(2,148)	—	—	—	—
Benefit obligation at end of year	$40,961	$41,774	$11,136	$10,883	$10,540	$11,144
Change in fair value of plan assets and net accrued liabilities:
Fair value of plan assets at beginning of year	$47,201	$51,885	$10,691	$9,989	$—	$—
Actual return on plan assets	2,457	(933)	673	1,232	—	—
Employer contributions	247	341	303	333	1,082	1,019
Plan participants' contributions	—	—	14	20	—	—
Foreign exchange	—	—	(1,810)	(582)	—	—
Benefits paid	(3,516)	(1,944)	(309)	(301)	(1,082)	(1,019)
Settlement	—	(2,148)	—	—	—	—
Fair value of plan assets at end of year	46,389	47,201	9,562	10,691	—	—
Funded status at end of year	$5,428	$5,427	$(1,574)	$(192)	$(10,540)	$(11,144)
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent Other Assets	$7,087	$7,173	$—	$678	$—	$—
Current Liabilities	(239)	(243)	(30)	(33)	(828)	(835)
Long-Term Liabilities	(1,420)	(1,503)	(1,544)	(837)	(9,712)	(10,309)
Net accrued asset (liability)	$5,428	$5,427	$(1,574)	$(192)	$(10,540)	$(11,144)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Prior service cost	$—	$(42)	$—	$—	$—	$—
Net actuarial loss	(5,720)	(5,127)	(1,802)	(111)	(566)	(560)
Accumulated Other Comprehensive Loss	$(5,720)	$(5,169)	$(1,802)	$(111)	$(566)	$(560)

Components of the net periodic benefit (credit) cost
The components of the net periodic (benefit) cost for the three and nine months ended September 30, 2017 and 2016 were as follows:

	Three Months Ended
	September 30
	Pension Benefits				Postretirement
	U.S. Plans		Non-U.S. Plans		Medical Benefits
	2017	2016	2017	2016	2017	2016
Service cost	$—	$88	$124	$32	$6	$25
Interest cost	373	414	96	96	91	99
Expected return on plan assets	(581)	(599)	(101)	(89)	—	—
Amortization of net actuarial loss	12	13	—	—	—	—
Amortization of prior service cost	—	10	50	29	—	—
Foreign currency	—	—	135	(57)	—	—
Net periodic (benefit) cost	$(196)	$(74)	$304	$11	$97	$124

	Nine Months Ended
	September 30
	Pension Benefits				Postretirement
	U.S. Plans		Non-U.S. Plans		Medical Benefits
	2017	2016	2017	2016	2017	2016
Service cost	$—	$265	$172	$104	$46	$73
Interest cost	1,153	1,244	315	304	272	298
Expected return on plan assets	(1,752)	(1,799)	(298)	(283)	—	—
Amortization of net actuarial loss	33	30	—	—	—	—
Amortization of prior service cost	—	31	146	93	—	—
Settlement charge	205	—	—	—	—	—
Foreign currency	—	—	364	(33)	—	—
Net periodic (benefit) cost	$(361)	$(229)	$699	$185	$318	$371

The components of the net periodic benefit (credit) cost for the three years ended December 31 were as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Postretirement Medical Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Service cost	$354	$480	$493	$103	$153	$155	$76	$96	$128
Interest cost	1,659	1,711	1,964	358	396	476	396	393	497
Expected return on plan assets	(2,400)	(2,613)	(2,683)	(452)	(433)	(539)	—	—	—
Amortization of net actuarial loss	41	835	147	27	54	9	—	—	—
Amortization of prior service cost (credit)	41	42	43	—	—	—	—	—	(6)
Foreign currency	—	—	—	97	(35)	(61)	—	—	—
Curtailment charge	—	25	—	—	—	—	—	—	—
Settlement charge	—	225	356	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(305)	$705	$320	$133	$135	$40	$472	$489	$619

Changes in accumulated other comprehensive loss
The changes in Accumulated Other Comprehensive Loss for the three years ended December 31 were as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Postretirement Medical Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Net actuarial loss (gain)	$633	$195	$4,353	$1,718	$(1,517)	$987	$6	$(1,618)	$591
Amortization of prior service (cost) credit	(41)	(67)	(43)	—	—	—	—	—	6
Amortization of net actuarial loss	(41)	(1,060)	(503)	(27)	(54)	(9)	—	—	—
Total recognized in other comprehensive loss (income)	$551	$(932)	$3,807	$1,691	$(1,571)	$978	$6	$(1,618)	$597
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$246	$(227)	$4,127	$1,824	$(1,436)	$1,018	$478	$(1,129)	$1,216

Expected future benefit payments
The following benefit payments, which reflect expected future service, are expected to be paid for our U.S. and Non-U.S. plans:

	U.S. Pension Benefits	Non-U.S. Pension Benefits	Postretirement Medical Benefits
2017	$2,289	$215	$828
2018	2,436	221	887
2019	2,422	228	924
2020	2,499	235	979
2021	2,567	243	882
2022 to 2026	13,130	1,344	4,141
Total	$25,343	$2,486	$8,641

Amounts in accumulated other comprehensive loss to be recognized over next fiscal year
The following amounts are included in Accumulated Other Comprehensive Loss as of December 31, 2016 and are expected to be recognized as components of net periodic benefit cost during 2017:

	Pension Benefits	Postretirement Medical Benefits
Net actuarial loss	$111	$—
Prior service cost	—	—